Taxes payable - Summary of Taxes Payable (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule Of Taxes Payable [Abstract]
Value-added tax	¥ 251,087
Withholding individual income tax	51,448		¥ 8,204
Surtaxes	6,638		19,022
Total	¥ 309,173	$ 47,383	¥ 27,226